Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of year	9.4
Options, Granted	1.0
Options, Exercised	(1.9)
Options, Forfeited	(0.3)
Outstanding at December 31, 2020	8.2
Options, Exercisable at December 31, 2020	5.3
Weighted average exercise price, Outstanding at beginning of year	$ 106.99
Weighted average exercise price, Granted	121.59
Weighted average exercise price, Exercised	88.20
Weighted average exercise price, Forfeited	112.99
Weighted average exercise price, Outstanding at December 31, 2020	113.07
Weighted average exercise price, Exercisable at December 31, 2020	$ 111.67
Aggregate intrinsic value, Outstanding	$ 37.1	$ 244.3
Aggregate intrinsic value, Exercisable as of December 31, 2020	$ 27.6